Consolidated Statement of Cash Flows - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows [Line Items]
Trade and other receivables	$ (2,376)	$ (11,867)
Prepaid assets	(4,309)	(11,617)
Property, plant and equipment, net	(9,536)	(22,957)
Right of use asset, net	(9,825)	(14,281)
Trade and other payables	44,107	54,840
Deferred revenue	0	2,185
Lease liabilities (including current potion)	21,644	29,128
Long-term loan (including current portion)	0	5,156
Subsidiary notes payable	3,699	2,345
Non-controlling interests	(5,835)	5,369
Total equity	458,232	547,589
Investment retained in deconsolidated subsidiary	77,945	(32,060)
Gain on deconsolidation	61,787	27,251
Deconsolidated former subsidiary operating companies
Statement Of Cash Flows [Line Items]
Trade and other receivables	(702)	0
Prepaid assets	(3,516)	0
Property, plant and equipment, net	(8,092)	0
Right of use asset, net	(2,477)	0
Trade and other payables	15,078	1,407
Deferred revenue	1,902	0
Lease liabilities (including current potion)	4,146	0
Long-term loan (including current portion)	15,446	0
Subsidiary notes payable	0	3,403
Subsidiary preferred shares and warrants	24,568	15,853
Other assets and liabilities, net	(323)	123
Non-controlling interests	9,085	(11,904)
Total equity	55,115	8,882
Investment retained in deconsolidated subsidiary	20,456	18,848
Gain on deconsolidation	(61,787)	(27,251)
Cash in deconsolidated subsidiary	$ 13,784	$ 479